Expense Example, No Redemption - Calamos Least-Of Autocallable Income ETF - Calamos Least-Of Autocallable Income ETF	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	$ 237